Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Japanese statutory income tax rate		33.00%	35.00%	38.00%
Net increase (decrease) in the total valuation allowance		¥ (6,244)	¥ (4,567)	¥ 2,443
Net operating losses which can be carried forward for income tax purposes to reduce future taxable income		175,404
Deferred tax liabilities not recognized for a portion of undistributed earnings of foreign subsidiaries		26,474
Undistributed earnings of subsidiaries for which tax liabilities were not recognized earlier		935,913
Total amounts of unrecognized tax benefits that would reduce the effective tax rate, if recognized		7,318	6,056
Scenario, Forecast
Income Taxes [Line Items]
Japanese statutory income tax rate	31.00%
Reduction in Taxes
Income Taxes [Line Items]
Adjustments of deferred tax assets and liabilities for amendments to the Japanese tax regulations		¥ 3,498	¥ 6,456